SCHEDULE OF COMMON STOCK ISSUED AND OUTSTANDING (Details) (Parenthetical) - USD ($)					8 Months Ended
		Jul. 08, 2024	Nov. 21, 2023	Mar. 15, 2023	Jul. 08, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants outstanding							10,557,453	11,221,954	15,566,667
Stardust Power Inc And Subsidiary [Member]
Warrants outstanding						10,430,800
Issuance of common stock				$ 90
Stardust Power Inc And Subsidiary [Member] | Public Warrants [Member]
Warrants outstanding		4,999,929			4,999,929
Stardust Power Inc And Subsidiary [Member] | Private Warrants [Member]
Warrants outstanding		5,566,667			5,566,667
GPAC II [Member] | Stardust Power Inc And Subsidiary [Member]
Earnout shares					5,000,000
Common stock weighted average price per share		$ 12.00			$ 12.00
Share issued for conversion					894,132
Share issued or issuable			5,000,000		41,499,772
Cash held in trust account		$ 1,564,086			$ 1,564,086
Reversal of redeemed shares					2,877
Stock redemption price		$ 11.38			$ 11.38
Increase in cash held in trust account					$ 1,564,086
GPAC II [Member] | Stardust Power Inc And Subsidiary [Member] | Private Placement Agreement [Member]
Issuance of common stock					$ 10,075,002
Shares issued					1,077,541
Adjustment to additional paid in capital					$ 108
GPAC II [Member] | Stardust Power Inc And Subsidiary [Member] | Non Redemption Agreement [Member]
Shares issued					127,777
GPAC II [Member] | Stardust Power Inc And Subsidiary [Member] | Sponsor [Member]
Earnout shares		1,000,000			1,000,000
Shares issued	[1],[2]				4,000,000

[1]	Excludes 5,566,667 Private Placements Warrants that converted automatically into a whole warrant exercisable for one share of Common Stock.
[2]	Includes 1,000,000 Sponsor Earnout Shares (as defined in the Business Combination Agreement). While the Earnout Shares are legally issued, they are subject to forfeiture based on vesting conditions not being met. (See Note 13).